UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	8 Months Ended
	Feb. 28, 2025	Sep. 30, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (11,741)	$ 2,062,713
Adjustments to reconcile net income to net cash used in operating activities:
Formation, general and administrative expenses paid by Sponsor under promissory note – related party	1,089	1,089
Income earned on cash and marketable securities held in Trust Account		(2,427,270)
Changes in operating assets and liabilities:
Prepaid expenses		(132,328)
Accounts payable		92,222
Accrued expenses	10,652	1,800
Administrative services fee payable – related party		5,000
Net cash used in operating activities	0	(396,774)
Cash Flows from Investing Activities:
Purchase of treasury securities in Trust Account		(201,250,000)
Net cash used in investing activities		(201,250,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class A ordinary shares		201,250,000
Proceeds from sale of private placement units		5,922,500
Payment of underwriting fees and reimbursements		(4,100,000)
Payment of promissory note – related party		(203,557)
Excess cash contribution recorded under promissory note – related party		167,147
Payment of offering costs		(343,913)
Net cash provided by financing activities		202,692,177
Net Change in Cash	0	1,045,403
Cash – Beginning of period	0	0
Cash – End of period	0	1,045,403
Supplemental Non-Cash Investing and Financing Activities:
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Formation, general and administrative expenses paid by Sponsor under promissory note – related party	1,089
Deferred offering costs paid by Sponsor under promissory note – related party	25,000	25,000
Deferred offering costs included in accrued offering costs	$ 7,000
Prepaid expenses paid by Sponsor under promissory note – related party		25,000
Initial fair value of Class A ordinary shares subject to possible redemption		183,626,033
Remeasurement of Class A ordinary shares subject to possible redemption		$ 20,051,237